RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTIES TRANSACTIONS
Management Fees And Share-based Payments
	2021	2020
	$	$
Management Fees	169,348	133,939